Intangible assets (Details 1) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Intangible Asset, Goodwill and Other [Abstract]
2026	$ 67,742
2027	57,811
2028	55,502
2029	55,502
2030	55,502
Thereafter	64,416
Total	$ 356,475	$ 374,528